Annual Operating Expenses - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend 2010 Fund - Fidelity Freedom Blend 2010 Fund - Class K	May 30, 2024
Operating Expenses:
Management fee	0.31%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.31%	[1]

[1]	A Adjusted to reflect current fees.